Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,365,022	₩ 2,602,560	₩ 1,558,696	₩ 751,662
Deposits in banks	78,411	758,089
Trade accounts and notes receivable	2,829,163	4,325,120
Non-trade receivable	159,238	150,554
Accrued income	10,075	14,273
Financial assets at fair value through profit or loss		1,552
Deposits	91,123	30,378
Short-term loans	16,116	16,766
Long-term loans	55,048	32,408
Long-term non-trade receivable	11,448	8,738
Derivatives		842
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	2,365,022	2,602,560
Deposits in banks	78,411	758,089
Trade accounts and notes receivable	2,829,163	4,325,120
Non-trade receivable	159,238	150,554
Accrued income	10,075	14,273
Available-for-sale financial assets		162
Financial assets at fair value through profit or loss		1,552
Deposits	91,123	30,378
Short-term loans	16,116	16,766
Long-term loans	55,048	32,408
Long-term non-trade receivable	11,448	8,738
Derivatives		842
Financial assets carried at amortized cost	5,615,644
Financial assets		₩ 7,941,442
Financial assets at fair value through profit or loss	14,386
Financial assets at fair value through other comprehensive income	5,630,191
Convertible bonds [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,327
Financial assets at fair value through profit or loss	1,327
Convertible bonds [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	1,327
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,059
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	13,059
Debt instrument [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	161
Debt instrument [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 161